Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of provided Guarantees for bank loans to other parties

	For the year ended December 31,
	2019	2018

Zhejiang Xinchai Co., Ltd.*	$-	$14,497,610
Total	$-	$14,497,610

*	On December 6, 2019, the Guarantees to Zhejiang Xinchai Co., Ltd have been removed due to the payback bank loan.

Schedule of non-cancellable future minimum lease payments
Years ending December 31,
2020	2,685,721
2021	1,684,828
2022	101,416
Total	$4,471,965